CLOSURE AND RECLAMATION PROVISIONS	12 Months Ended
Dec. 31, 2025
Disclosure of other provisions [abstract]
CLOSURE AND RECLAMATION PROVISIONS

15.   CLOSURE AND RECLAMATION PROVISIONS

The following table summarizes the changes in closure and reclamation provisions:

	Caylloma $	Lindero $	Séguéla $	San Jose(1) $	Yaramoko(1) $	Total $
Balance as at December 31, 2024	15,356	15,470	15,110	14,677	14,724	75,337
Changes in estimate (2)	(1,033)	1,747	1,860	460	(375)	2,659
Reclamation expenditures	(452)	–	–	(143)	–	(595)
Accretion	797	760	642	341	156	2,696
Effect of changes in foreign exchange rates	–	–	–	(35)	–	(35)
Disposals	–	–	–	(15,300)	(14,505)	(29,805)
Balance as at December 31, 2025	14,668	17,977	17,612	–	–	50,257
Less: current portion	–	–	–	–	–	–
Non-current portion	14,668	17,977	17,612	–	–	50,257
(1)	Represents the closure and reclamation provisions of Cuzcatlan and Sanu, which were sold during the second quarter of 2025. Refer to Note 25 for details.
(2)	The change in estimate for the San Jose mine of $0.5 million was included in net income from discontinued operations, net of tax in the Company's consolidated statements of income for year ended December 31, 2025.

	Caylloma $	Lindero $	Séguéla $	San Jose $	Yaramoko $	Total $
Balance as at December 31, 2023	15,950	14,485	10,777	10,358	14,233	65,803
Changes in estimate (1)	(1,259)	349	3,883	7,231	(128)	10,076
Reclamation expenditures	(259)	–	–	(2,035)	–	(2,294)
Accretion	924	636	450	922	619	3,551
Effect of changes in foreign exchange rates	–	–	–	(1,799)	–	(1,799)
Balance as at December 31, 2024	15,356	15,470	15,110	14,677	14,724	75,337
Less: current portion	(86)	–	–	(4,424)	–	(4,510)
Non-current portion	15,270	15,470	15,110	10,253	14,724	70,827
(1)	The change in estimate for the San Jose mine of $7.2 million was included in net income from discontinued operations, net of tax in the Company's consolidated statements of income for the year ended December 31, 2024.

The following table summarizes certain key inputs used in determining the present value of reclamation costs related to mine and development sites:

	Caylloma $	Lindero $	Séguéla $	Total $
Undiscounted uninflated estimated cash flows	19,951	18,084	19,451	57,486
Discount rate	5.53%	4.79%	3.94%
Inflation rate	3.00%	2.79%	2.39%

The Company is expecting to incur progressive reclamation costs throughout the life of its mines.